FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	COMMUNICATIONS — 11.0%
8,485	Alphabet, Inc. - Class A1	$2,439,947
6,782	Alphabet, Inc. - Class C1	1,945,485
13,237	AT&T, Inc.[1]	383,741
101	Booking Holdings, Inc.[1]	425,242
4,733	Comcast Corp. - Class A1	135,884
3,675	Meta Platforms, Inc. - Class A1	2,102,578
7,150	Netflix, Inc.*,1	687,472
5,197	Uber Technologies, Inc.*,1	373,820
7,873	Verizon Communications, Inc.[1]	395,225
3,013	Walt Disney Co.[1]	290,393
		9,179,787
	CONSUMER DISCRETIONARY — 9.1%
16,280	Amazon.com, Inc.*,1	3,390,635
1,666	Home Depot, Inc.[1]	547,931
939	Lowe's Cos., Inc.[1]	221,867
2,234	McDonald's Corp.[1]	694,305
6,924	NIKE, Inc. - Class B1	365,726
3,566	Starbucks Corp.[1]	319,478
4,584	Tesla, Inc.*,1	1,704,102
1,863	TJX Cos., Inc.[1]	297,521
		7,541,565
	CONSUMER STAPLES — 5.3%
3,331	Altria Group, Inc.[1]	219,813
7,680	Coca-Cola Co.[1]	584,064
1,563	Colgate-Palmolive Co.[1]	133,214
771	Costco Wholesale Corp.[1]	768,248
2,560	Mondelez International, Inc. - Class A1	147,558
2,713	PepsiCo, Inc.[1]	421,302
3,089	Philip Morris International, Inc.[1]	510,735
4,532	Procter & Gamble Co.[1]	654,602
7,632	Walmart, Inc.[1]	948,505
		4,388,041
	ENERGY — 4.1%
5,107	Chevron Corp.[1]	1,056,638
3,335	ConocoPhillips[1]	440,220
11,380	Exxon Mobil Corp.[1]	1,930,731
		3,427,589
	FINANCIALS — 12.6%
1,168	American Express Co.[1]	353,297
11,518	Bank of America Corp.[1]	561,503

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,983	Berkshire Hathaway, Inc. - Class B*,1	$1,908,654
313	BlackRock, Inc.[1]	301,015
3,629	Charles Schwab Corp.[1]	341,053
4,945	Chubb Ltd.[1]	1,611,724
3,068	Citigroup, Inc.[1]	347,942
651	Goldman Sachs Group, Inc.[1]	550,739
4,667	JPMorgan Chase & Co.[1]	1,372,845
1,781	Mastercard, Inc. - Class A1	889,894
2,624	Morgan Stanley[1]	431,832
2,032	PayPal Holdings, Inc.[1]	91,907
2,665	U.S. Bancorp[1]	138,607
3,666	Visa, Inc. - Class A1	1,108,012
5,382	Wells Fargo & Co.[1]	428,461
		10,437,485
	HEALTH CARE — 9.3%
5,396	Abbott Laboratories[1]	554,007
3,025	AbbVie, Inc.[1]	657,907
922	Amgen, Inc.[1]	324,406
3,485	Bristol-Myers Squibb Co.[1]	211,365
3,939	CVS Health Corp.[1]	282,899
1,076	Danaher Corp.[1]	204,010
690	Elevance Health, Inc.[1]	201,998
1,360	Eli Lilly & Co.[1]	1,250,887
2,124	Gilead Sciences, Inc.[1]	296,022
1,100	Intuitive Surgical, Inc.*,1	507,089
4,125	Johnson & Johnson[1]	1,008,315
3,979	Medtronic PLC[1]	344,780
4,249	Merck & Co., Inc.[1]	511,112
9,735	Pfizer, Inc.[1]	273,359
644	Thermo Fisher Scientific, Inc.[1]	316,545
2,810	UnitedHealth Group, Inc.[1]	760,358
		7,705,059
	INDUSTRIALS — 8.6%
1,675	3M Co.[1]	243,260
2,469	Boeing Co.*,1	491,405
1,476	Caterpillar, Inc.[1]	1,045,687
793	Deere & Co.[1]	446,697
1,225	Eaton Corp. PLC[1]	438,146
1,771	Emerson Electric Co.[1]	232,036
543	FedEx Corp.[1]	193,406
3,327	General Electric Co. DBA GE Aerospace[1]	944,103

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,002	Honeywell International, Inc.[1]	$452,512
643	Lockheed Martin Corp.[1]	388,623
4,227	RTX Corp.[1]	815,388
1,484	Union Pacific Corp.[1]	360,048
1,849	United Parcel Service, Inc. - Class B1	181,905
3,798	Waste Management, Inc.[1]	872,742
		7,105,958
	MATERIALS — 2.3%
3,866	Linde PLC[1]	1,916,608
	REAL ESTATE — 1.4%
6,828	American Tower Corp., REIT[1]	1,178,376
	TECHNOLOGY — 32.0%
1,421	Accenture PLC[1]	281,770
959	Adobe, Inc.*,1	233,114
2,764	Advanced Micro Devices, Inc.*,1	562,280
21,550	Apple, Inc.[1]	5,469,174
1,353	Applied Materials, Inc.[1]	462,442
8,017	Broadcom, Inc.[1]	2,481,342
23,352	Cisco Systems, Inc.[1]	1,811,882
7,612	Intel Corp.*,1	335,917
2,143	International Business Machines Corp.[1]	519,442
640	Intuit, Inc.[1]	276,723
2,132	Lam Research Corp.	455,523
1,906	Micron Technology, Inc.	643,923
10,839	Microsoft Corp.[1]	4,012,273
35,439	NVIDIA Corp.[1]	6,180,562
3,856	Oracle Corp.[1]	567,256
5,236	Palantir Technologies, Inc. - Class A*,1	765,922
1,817	QUALCOMM, Inc.[1]	233,993
673	S&P Global, Inc.[1]	286,254
2,182	Salesforce, Inc.[1]	407,314
2,378	ServiceNow, Inc.*,1	248,620
1,542	Texas Instruments, Inc.[1]	299,364
		26,535,090
	UTILITIES — 2.6%
4,246	Duke Energy Corp.[1]	555,971

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
11,371	NextEra Energy, Inc.[1]	$1,056,139
6,012	Southern Co.[1]	580,278
		2,192,388
	TOTAL COMMON STOCKS
	(Cost $75,293,002)	81,607,946

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 8.2%
	CALL OPTIONS — 2.1%
	S&P 500 Index
29	Exercise Price: $6,500.01, Notional Amount: $18,850,029, Expiration Date: January 22, 2027*	1,730,225
	TOTAL CALL OPTIONS
	(Cost $1,655,372)	1,730,225
	PUT OPTIONS — 6.1%
	S&P 500 Index
29	Exercise Price: $5,500.01, Notional Amount: $15,950,029, Expiration Date: January 22, 2027*	490,146
156	Exercise Price: $6,101.24, Notional Amount: $95,179,344, Expiration Date: January 22, 2027*	4,538,981
	S&P 500 Mini Index
1	Exercise Price: $610.12, Notional Amount: $61,012, Expiration Date: January 22, 2027*	2,909
	TOTAL PUT OPTIONS
	(Cost $6,751,621)	5,032,036
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $8,406,993)	6,762,261

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
1,512,301	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	1,512,301
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,512,301)	1,512,301
	TOTAL INVESTMENTS — 108.3%
	(Cost $85,212,296)	89,882,508
	Liabilities in Excess of Other Assets — (8.3)%	(6,884,651)
	TOTAL NET ASSETS — 100.0%	$82,997,857

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (6.7)%
	CALL OPTIONS — (5.3)%
	3M Co.
(4)	Exercise Price: $144.00, Notional Amount: $(57,600), Expiration Date: April 2, 2026*	$(840)
	Abbott Laboratories
(12)	Exercise Price: $105.00, Notional Amount: $(126,000), Expiration Date: April 2, 2026*	(216)
	AbbVie, Inc.
(7)	Exercise Price: $210.00, Notional Amount: $(147,000), Expiration Date: April 2, 2026*	(5,600)
	Accenture PLC
(3)	Exercise Price: $192.50, Notional Amount: $(57,750), Expiration Date: April 2, 2026*	(1,740)
	Adobe, Inc.
(2)	Exercise Price: $235.00, Notional Amount: $(47,000), Expiration Date: April 2, 2026*	(1,770)
	Advanced Micro Devices, Inc.
(6)	Exercise Price: $202.50, Notional Amount: $(121,500), Expiration Date: April 2, 2026*	(2,415)
	Alphabet, Inc. - Class A
(19)	Exercise Price: $275.00, Notional Amount: $(522,500), Expiration Date: April 2, 2026*	(24,510)
	Alphabet, Inc. - Class C
(16)	Exercise Price: $275.00, Notional Amount: $(440,000), Expiration Date: April 2, 2026*	(19,400)
	Altria Group, Inc.
(8)	Exercise Price: $66.00, Notional Amount: $(52,800), Expiration Date: April 2, 2026*	(400)
	Amazon.com, Inc.
(37)	Exercise Price: $200.00, Notional Amount: $(740,000), Expiration Date: April 2, 2026*	(31,357)
	American Express Co.
(3)	Exercise Price: $292.50, Notional Amount: $(87,750), Expiration Date: April 2, 2026*	(3,165)
	Amgen, Inc.
(2)	Exercise Price: $350.00, Notional Amount: $(70,000), Expiration Date: April 2, 2026*	(995)
	Apple, Inc.
(49)	Exercise Price: $247.50, Notional Amount: $(1,212,750), Expiration Date: April 2, 2026*	(33,565)
	Applied Materials, Inc.
(3)	Exercise Price: $335.00, Notional Amount: $(100,500), Expiration Date: April 2, 2026*	(3,053)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(30)	Exercise Price: $29.00, Notional Amount: $(87,000), Expiration Date: April 2, 2026*	$(705)
	Bank of America Corp.
(26)	Exercise Price: $47.00, Notional Amount: $(122,200), Expiration Date: April 2, 2026*	(4,771)
	Berkshire Hathaway, Inc. - Class B
(9)	Exercise Price: $470.00, Notional Amount: $(423,000), Expiration Date: April 2, 2026*	(9,157)
	BlackRock, Inc.
(1)	Exercise Price: $935.00, Notional Amount: $(93,500), Expiration Date: April 2, 2026*	(3,055)
	Boeing Co.
(6)	Exercise Price: $190.00, Notional Amount: $(114,000), Expiration Date: April 2, 2026*	(5,505)
	Bristol-Myers Squibb Co.
(8)	Exercise Price: $59.00, Notional Amount: $(47,200), Expiration Date: April 2, 2026*	(1,292)
	Broadcom, Inc.
(18)	Exercise Price: $300.00, Notional Amount: $(540,000), Expiration Date: April 2, 2026*	(20,070)
	Caterpillar, Inc.
(3)	Exercise Price: $695.00, Notional Amount: $(208,500), Expiration Date: April 2, 2026*	(5,632)
	Charles Schwab Corp.
(8)	Exercise Price: $92.00, Notional Amount: $(73,600), Expiration Date: April 2, 2026*	(1,852)
	Chevron Corp.
(12)	Exercise Price: $212.50, Notional Amount: $(255,000), Expiration Date: April 2, 2026*	(642)
	Cisco Systems, Inc.
(54)	Exercise Price: $80.00, Notional Amount: $(432,000), Expiration Date: April 2, 2026*	(351)
	Citigroup, Inc.
(7)	Exercise Price: $108.00, Notional Amount: $(75,600), Expiration Date: April 2, 2026*	(3,920)
	Coca-Cola Co.
(18)	Exercise Price: $76.00, Notional Amount: $(136,800), Expiration Date: April 2, 2026*	(1,062)
	Colgate-Palmolive Co.
(4)	Exercise Price: $84.00, Notional Amount: $(33,600), Expiration Date: April 2, 2026*	(670)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	ConocoPhillips
(8)	Exercise Price: $134.00, Notional Amount: $(107,200), Expiration Date: April 2, 2026*	$(824)
	Costco Wholesale Corp.
(2)	Exercise Price: $980.00, Notional Amount: $(196,000), Expiration Date: April 2, 2026*	(3,700)
	CVS Health Corp.
(9)	Exercise Price: $70.00, Notional Amount: $(63,000), Expiration Date: April 2, 2026*	(2,034)
	Danaher Corp.
(2)	Exercise Price: $182.50, Notional Amount: $(36,500), Expiration Date: April 2, 2026*	(1,480)
	Deere & Co.
(2)	Exercise Price: $565.00, Notional Amount: $(113,000), Expiration Date: April 2, 2026*	(1,270)
	Eaton Corp. PLC
(3)	Exercise Price: $357.50, Notional Amount: $(107,250), Expiration Date: April 2, 2026*	(1,590)
	Eli Lilly & Co.
(3)	Exercise Price: $880.00, Notional Amount: $(264,000), Expiration Date: April 2, 2026*	(12,450)
	Emerson Electric Co.
(4)	Exercise Price: $126.00, Notional Amount: $(50,400), Expiration Date: April 2, 2026*	(1,960)
	Exxon Mobil Corp.
(26)	Exercise Price: $170.00, Notional Amount: $(442,000), Expiration Date: April 2, 2026*	(5,044)
	FedEx Corp.
(1)	Exercise Price: $345.00, Notional Amount: $(34,500), Expiration Date: April 2, 2026*	(1,238)
	General Electric Co. DBA GE Aerospace
(8)	Exercise Price: $285.00, Notional Amount: $(228,000), Expiration Date: April 2, 2026*	(2,344)
	Gilead Sciences, Inc.
(5)	Exercise Price: $135.00, Notional Amount: $(67,500), Expiration Date: April 2, 2026*	(2,188)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $800.00, Notional Amount: $(80,000), Expiration Date: April 2, 2026*	(4,552)
	Home Depot, Inc.
(4)	Exercise Price: $322.50, Notional Amount: $(129,000), Expiration Date: April 2, 2026*	(2,920)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Honeywell International, Inc.
(5)	Exercise Price: $222.50, Notional Amount: $(111,250), Expiration Date: April 2, 2026*	$(2,175)
	Intel Corp.
(17)	Exercise Price: $43.00, Notional Amount: $(73,100), Expiration Date: April 2, 2026*	(2,729)
	International Business Machines Corp.
(5)	Exercise Price: $235.00, Notional Amount: $(117,500), Expiration Date: April 2, 2026*	(3,987)
	Intuit, Inc.
(1)	Exercise Price: $415.00, Notional Amount: $(41,500), Expiration Date: April 2, 2026*	(1,930)
	Intuitive Surgical, Inc.
(3)	Exercise Price: $455.00, Notional Amount: $(136,500), Expiration Date: April 2, 2026*	(2,685)
	Johnson & Johnson
(9)	Exercise Price: $240.00, Notional Amount: $(216,000), Expiration Date: April 2, 2026*	(4,612)
	JPMorgan Chase & Co.
(11)	Exercise Price: $282.50, Notional Amount: $(310,750), Expiration Date: April 2, 2026*	(13,282)
	Lam Research Corp.
(5)	Exercise Price: $210.00, Notional Amount: $(105,000), Expiration Date: April 2, 2026*	(3,737)
	Lockheed Martin Corp.
(1)	Exercise Price: $615.00, Notional Amount: $(61,500), Expiration Date: April 2, 2026*	(263)
	Lowe's Cos., Inc.
(2)	Exercise Price: $230.00, Notional Amount: $(46,000), Expiration Date: April 2, 2026*	(1,375)
	Mastercard, Inc. - Class A
(4)	Exercise Price: $485.00, Notional Amount: $(194,000), Expiration Date: April 2, 2026*	(6,510)
	McDonald's Corp.
(5)	Exercise Price: $307.50, Notional Amount: $(153,750), Expiration Date: April 2, 2026*	(2,288)
	Medtronic PLC
(9)	Exercise Price: $87.00, Notional Amount: $(78,300), Expiration Date: April 2, 2026*	(482)
	Merck & Co., Inc.
(10)	Exercise Price: $120.00, Notional Amount: $(120,000), Expiration Date: April 2, 2026*	(1,410)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Meta Platforms, Inc. - Class A
(8)	Exercise Price: $525.00, Notional Amount: $(420,000), Expiration Date: April 2, 2026*	$(38,340)
	Micron Technology, Inc.
(4)	Exercise Price: $357.50, Notional Amount: $(143,000), Expiration Date: April 2, 2026*	(886)
	Microsoft Corp.
(25)	Exercise Price: $355.00, Notional Amount: $(887,500), Expiration Date: April 2, 2026*	(39,437)
	Mondelez International, Inc. - Class A
(6)	Exercise Price: $58.00, Notional Amount: $(34,800), Expiration Date: April 2, 2026*	(285)
	Morgan Stanley
(6)	Exercise Price: $157.50, Notional Amount: $(94,500), Expiration Date: April 2, 2026*	(4,500)
	Netflix, Inc.
(16)	Exercise Price: $93.00, Notional Amount: $(148,800), Expiration Date: April 2, 2026*	(5,480)
	NextEra Energy, Inc.
(26)	Exercise Price: $91.00, Notional Amount: $(236,600), Expiration Date: April 2, 2026*	(5,824)
	NIKE, Inc. - Class B
(16)	Exercise Price: $51.00, Notional Amount: $(81,600), Expiration Date: April 2, 2026*	(5,040)
	NVIDIA Corp.
(81)	Exercise Price: $167.50, Notional Amount: $(1,356,750), Expiration Date: April 2, 2026*	(59,130)
	Oracle Corp.
(9)	Exercise Price: $140.00, Notional Amount: $(126,000), Expiration Date: April 2, 2026*	(6,952)
	Palantir Technologies, Inc. - Class A
(12)	Exercise Price: $143.00, Notional Amount: $(171,600), Expiration Date: April 2, 2026*	(5,490)
	PayPal Holdings, Inc.
(5)	Exercise Price: $44.00, Notional Amount: $(22,000), Expiration Date: April 2, 2026*	(728)
	PepsiCo, Inc.
(6)	Exercise Price: $152.50, Notional Amount: $(91,500), Expiration Date: April 2, 2026*	(2,100)
	Pfizer, Inc.
(22)	Exercise Price: $27.00, Notional Amount: $(59,400), Expiration Date: April 2, 2026*	(2,398)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Philip Morris International, Inc.
(7)	Exercise Price: $162.50, Notional Amount: $(113,750), Expiration Date: April 2, 2026*	$(2,468)
	Procter & Gamble Co.
(10)	Exercise Price: $143.00, Notional Amount: $(143,000), Expiration Date: April 2, 2026*	(2,095)
	QUALCOMM, Inc.
(4)	Exercise Price: $127.00, Notional Amount: $(50,800), Expiration Date: April 2, 2026*	(1,076)
	RTX Corp.
(10)	Exercise Price: $190.00, Notional Amount: $(190,000), Expiration Date: April 2, 2026*	(4,400)
	S&P 500 Index
(29)	Exercise Price: $5,500.01, Notional Amount: $(15,950,029), Expiration Date: January 22, 2027*	(3,842,311)
	S&P Global, Inc.
(2)	Exercise Price: $405.00, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(4,510)
	Salesforce, Inc.
(5)	Exercise Price: $180.00, Notional Amount: $(90,000), Expiration Date: April 2, 2026*	(3,688)
	ServiceNow, Inc.
(5)	Exercise Price: $100.00, Notional Amount: $(50,000), Expiration Date: April 2, 2026*	(2,575)
	Southern Co.
(14)	Exercise Price: $96.00, Notional Amount: $(134,400), Expiration Date: April 2, 2026*	(1,400)
	Starbucks Corp.
(8)	Exercise Price: $87.00, Notional Amount: $(69,600), Expiration Date: April 2, 2026*	(2,384)
	Tesla, Inc.
(11)	Exercise Price: $360.00, Notional Amount: $(396,000), Expiration Date: April 2, 2026*	(15,015)
	Texas Instruments, Inc.
(4)	Exercise Price: $190.00, Notional Amount: $(76,000), Expiration Date: April 2, 2026*	(2,090)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $475.00, Notional Amount: $(47,500), Expiration Date: April 2, 2026*	(1,895)
	TJX Cos., Inc.
(4)	Exercise Price: $155.00, Notional Amount: $(62,000), Expiration Date: April 2, 2026*	(1,970)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	U.S. Bancorp
(6)	Exercise Price: $51.00, Notional Amount: $(30,600), Expiration Date: April 2, 2026*	$(762)
	Uber Technologies, Inc.
(12)	Exercise Price: $69.00, Notional Amount: $(82,800), Expiration Date: April 2, 2026*	(3,960)
	Union Pacific Corp.
(3)	Exercise Price: $240.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	(1,275)
	United Parcel Service, Inc. - Class B
(4)	Exercise Price: $95.00, Notional Amount: $(38,000), Expiration Date: April 2, 2026*	(1,378)
	UnitedHealth Group, Inc.
(6)	Exercise Price: $257.50, Notional Amount: $(154,500), Expiration Date: April 2, 2026*	(8,145)
	Verizon Communications, Inc.
(18)	Exercise Price: $50.00, Notional Amount: $(90,000), Expiration Date: April 2, 2026*	(891)
	Visa, Inc. - Class A
(8)	Exercise Price: $295.00, Notional Amount: $(236,000), Expiration Date: April 2, 2026*	(6,460)
	Walmart, Inc.
(18)	Exercise Price: $123.00, Notional Amount: $(221,400), Expiration Date: April 2, 2026*	(3,564)
	Walt Disney Co.
(7)	Exercise Price: $92.00, Notional Amount: $(64,400), Expiration Date: April 2, 2026*	(2,923)
	Wells Fargo & Co.
(12)	Exercise Price: $77.00, Notional Amount: $(92,400), Expiration Date: April 2, 2026*	(3,360)
	TOTAL CALL OPTIONS
	(Proceeds $3,855,577)	(4,375,954)
	PUT OPTIONS — (1.4)%
	S&P 500 Index
(29)	Exercise Price: $6,500.01, Notional Amount: $(18,850,029), Expiration Date: January 22, 2027*	(1,183,393)
	TOTAL PUT OPTIONS
	(Proceeds $1,475,468)	(1,183,393)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $5,331,045)	$(5,559,347)

PLC — Public Limited Company

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $8,618,479, which represents 10.38% of the total net assets of the Fund.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4
PORTFOLIO COMPOSITION (Unaudited)
As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$2,981,304	3.5%
Switzerland	1,611,724	1.9%
United States	85,289,480	102.9%
Total Investments	89,882,508	108.3%
Liabilities in Excess of Other Assets	(6,884,651)	(8.3)%
Total Net Assets	$82,997,857	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4
SUMMARY OF INVESTMENTS (Unaudited)
As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.0%
Consumer Discretionary	9.1%
Consumer Staples	5.3%
Energy	4.1%
Financials	12.6%
Health Care	9.3%
Industrials	8.6%
Materials	2.3%
Real Estate	1.4%
Technology	32.0%
Utilities	2.6%
Total Common Stocks	98.3%
Purchased Options Contracts	8.2%
Short-Term Investments	1.8%
Total Investments	108.3%
Liabilities in Excess of Other Assets	(8.3)%
Total Net Assets	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series A4
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$81,607,946	$-	$-	$81,607,946
Short-Term Investments	1,512,301	-	-	1,512,301
Total Investments		-	-	83,120,247
Purchased Options Contracts	-	6,762,261	-	6,762,261
Total Investments and Options	$83,120,247	$6,762,261	$-	$89,882,508

Liabilities
Written Options Contracts	$533,643	$5,025,704	$-	$5,559,347
Total Written Options Contracts	$533,643	$5,024,704	$-	$5,559,347

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.